ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	273,106,542	329,336,616
Allowance for doubtful accounts	(4,549,366)	(29,593,693)

Accounts receivable, net	268,557,176	299,742,923

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	3,288,535	3,307,381	4,549,366
Additions	505,912	1,272,454	25,044,327
Write-off	(487,066)	(30,469)	—
Balance at the end of the year	3,307,381	4,549,366	29,593,693